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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment  [_]  Amendment Number:

This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Variable Advisors, Inc.
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number:  028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
Title:   Vice President and Secretary
Phone:   (860) 403-5050

Signature, Place and Date of Signing:

/s/ John H. Beers             Hartford, CT                August 10, 2009
--------------------------  --------------------------  ----------------------
(Signature)                   (City, State)               (Date)

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:               Manager:
---------------------     ----------------------------------------------------
028-11020                 Aberdeen Asset Management, Inc.

028-02321                 Alliance Bernstein, L.P.

028-01420                 Duff & Phelps Investment Management Co.

028-12511                 Goodwin Capital Advisers, Inc.

028-11866                 Morgan Stanley Investment Inc. dba Van Kampen

028-00595                 Neuberger Berman Management, Inc.

028-00085                 Virtus Investment Advisers, Inc.

028-05046                 Westwood Management Corp.


                          Form 13F Summary Page

                             Report Summary:

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $52,493,599.14

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
                                                                                  Shares or
                                                                                  Principal
Name of Issuer                   Title Of Class  Cusip Number  Fair Market Value    Amount
-------------------------------  --------------  ------------  -----------------  ---------
ISHARES BARCLAYS TIPS BOND               COMMON     464287176       5,381,206.86     52,949
ISHARES S&P GLOBAL INFRASTR              COMMON     464288372       1,524,402.96     52,152
ISHARES S&P DLVP EX-US PRPTY             COMMON     464288422          39,211.65      1,500
ISHARES S&P GSCI COMMODITY I             COMMON     46428R107       4,070,573.00    135,460
SPDR S&P INTL SMALL CAP                  COMMON     78463X871       4,499,360.10    211,635
VANGUARD LONG-TERM BOND ETF              COMMON     921937793       2,991,804.90     40,110
VANGUARD INTERMEDIATE-TERM B             COMMON     921937819       3,511,644.57     45,487
VANGUARD SHORT-TERM BOND ETF             COMMON     921937827       5,959,203.50     75,290
VANGUARD EMERGING MARKET ETF             COMMON     922042858       1,527,360.00     48,000
VANGUARD SMALL-CAP VALUE ETF             COMMON     922908611       4,607,372.00    106,850
VANGUARD LARGE-CAP ETF                   COMMON     922908637      11,785,065.60    282,480
VANGUARD VALUE ETF                       COMMON     922908744       5,674,531.50    143,550
VANGUARD SMALL-CAP ETF                   COMMON     922908751         921,862.50     20,150
                                                                   52,493,599.14

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
                                 SH/ PUT/ Investment
Name of Issuer                   PRN CALL Descretion Managers Sole(A) Shared(B)
-------------------------------  --- ---- ---------- -------- ------- ---------
ISHARES BARCLAYS TIPS BOND       SH           52,949    1      52,949
ISHARES S&P GLOBAL INFRASTR      SH           52,152    1      52,152
ISHARES S&P DLVP EX-US PRPTY     SH            1,500    1       1,500
ISHARES S&P GSCI COMMODITY I     SH          135,460    1     135,460
SPDR S&P INTL SMALL CAP          SH          211,635    1     211,635
VANGUARD LONG-TERM BOND ETF      SH           40,110    1      40,110
VANGUARD INTERMEDIATE-TERM B     SH           45,487    1      45,487
VANGUARD SHORT-TERM BOND ETF     SH           75,290    1      75,290
VANGUARD EMERGING MARKET ETF     SH           48,000    1      48,000
VANGUARD SMALL-CAP VALUE ETF     SH          106,850    1     106,850
VANGUARD LARGE-CAP ETF           SH          282,480    1     282,480
VANGUARD VALUE ETF               SH          143,550    1     143,550
VANGUARD SMALL-CAP ETF           SH           20,150    1      20,150